Investment Risks	Dec. 07, 2025
Motley Fool Innovative Growth Factor ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Innovative Growth Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Innovative Growth Factor ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Innovative Growth Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Innovative Growth Factor ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Innovative Growth Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Innovative Growth Fund’s investments more than the market as a whole, to the extent that the Innovative Growth Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Innovative Growth Factor ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Innovative Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Innovative Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Innovative Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Innovative Growth Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Innovative Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Innovative Growth Fund or its service providers may adversely impact and cause financial losses to the Innovative Growth Fund or its shareholders. Issuers of securities in which the Innovative Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyberfailures.

Motley Fool Innovative Growth Factor ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Innovative Growth Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Innovative Growth Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Innovative Growth Factor ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Innovative Growth Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Innovative Growth Fund. The Innovative Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Innovative Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Innovative Growth Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Innovative Growth Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Innovative Growth Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Innovative Growth Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Innovative Growth Factor ETF | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Investing Risk. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. In addition, growth stocks as a group may fall out of favor and underperform the overall equity market.

Motley Fool Innovative Growth Factor ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Innovative Growth Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Innovative Growth Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Innovative Growth Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Innovative Growth Index methodology. Moreover, the methodology and the calculation of the Innovative Growth Index could be subject to errors. If the composition of the Innovative Growth Index reflects such errors, the Innovative Growth Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Innovative Growth Factor ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Innovative Growth Factor ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Innovative Growth Factor ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Innovative Growth Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Innovative Growth Factor ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Innovative Growth Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Innovative Growth Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Innovative Growth Fund.

Motley Fool Innovative Growth Factor ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Innovative Growth Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Innovative Growth Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Innovative Growth Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Innovative Growth Factor ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Innovative Growth Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Innovative Growth Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Innovative Growth Index or the selling of shares of that security is otherwise required upon a reconstitution of the Innovative Growth Index as addressed in the Innovative Growth Index methodology.

Motley Fool Innovative Growth Factor ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Innovative Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Innovative Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Innovative Growth Fund.

Motley Fool Innovative Growth Factor ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Innovative Growth Factor ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Innovative Growth Fund and the Innovative Growth Index may differ from each other for a variety of reasons. For example, the Innovative Growth Fund incurs operating expenses and portfolio transaction costs not incurred by the Innovative Growth Index. In addition, the Innovative Growth Fund may not be fully invested in the securities of the Innovative Growth Index at all times or may hold securities not included in the Innovative Growth Index.

Motley Fool Innovative Growth Factor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Innovative Growth Fund, and there can be no assurance that the Innovative Growth Fund will achieve its investment objective.
Motley Fool Innovative Growth Factor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Innovative Growth Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Innovative Growth Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Innovative Growth Fund.

Motley Fool Crowdsource ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Crowdsource Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Crowdsource ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Crowdsource Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Crowdsource ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Crowdsource Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Crowdsource Fund’s investments more than the market as a whole, to the extent that the Crowdsource Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Crowdsource ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Crowdsource Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Crowdsource Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Crowdsource Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Crowdsource Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Crowdsource Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Crowdsource Fund or its service providers may adversely impact and cause financial losses to the Crowdsource Fund or its shareholders. Issuers of securities in which the Crowdsource Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyberfailures.

Motley Fool Crowdsource ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Crowdsource Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Crowdsource Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Crowdsource ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Crowdsource Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“APs”) may engage in creation or redemption transactions directly with the Crowdsource Fund. The Crowdsource Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Crowdsource Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Crowdsource Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Crowdsource Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Crowdsource Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Crowdsource Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Crowdsource ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Crowdsource Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Crowdsource Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Crowdsource Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Crowdsource Index methodology. Moreover, the methodology and the calculation of the Crowdsource Index could be subject to errors. If the composition of the Crowdsource Index reflects such errors, the Crowdsource Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Crowdsource ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Crowdsource ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Crowdsource ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Crowdsource Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Crowdsource ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Crowdsource Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Crowdsource Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Crowdsource Fund.

Motley Fool Crowdsource ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Crowdsource Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Crowdsource Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Crowdsource Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Crowdsource ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Crowdsource Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Crowdsource Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Crowdsource Index or the selling of shares of that security is otherwise required upon a reconstitution of the Crowdsource Index as addressed in the Crowdsource Index methodology.

Motley Fool Crowdsource ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Crowdsource Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Crowdsource Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Crowdsource ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Crowdsource ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Crowdsource Fund and the Crowdsource Index may differ from each other for a variety of reasons. For example, the Crowdsource Fund incurs operating expenses and portfolio transaction costs not incurred by the Crowdsource Index. In addition, the Crowdsource Fund may not be fully invested in the securities of the Crowdsource Index at all times or may hold securities not included in the Crowdsource Index.

Motley Fool Crowdsource ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Crowdsource Index, which is adjusted and rebalanced quarterly, the Crowdsource Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Crowdsource ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Crowdsource Fund, and there can be no assurance that the Crowdsource Fund will achieve its investment objective.
Motley Fool Crowdsource ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Crowdsource Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Crowdsource Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Crowdsource Fund.

Motley Fool Value Factor ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Value Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Value Factor ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Value Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Value Factor ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Value Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Value Fund’s investments more than the market as a whole, to the extent that the Value Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Value Factor ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Value Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Value Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Value Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Value Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Value Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Value Fund or its service providers may adversely impact and cause financial losses to the Value Fund or its shareholders. Issuers of securities in which the Value Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyberfailures.

Motley Fool Value Factor ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Value Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Value Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Value Factor ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Value Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“APs”) may engage in creation or redemption transactions directly with the Value Fund. The Value Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Value Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Value Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Value Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Value Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Value Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Value Factor ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Value Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Value Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Value Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Value Index methodology. Moreover, the methodology and the calculation of the Value Index could be subject to errors. If the composition of the Value Index reflects such errors, the Value Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Value Factor ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Value Factor ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Value Factor ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Value Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Value Factor ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Value Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Value Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Value Fund.

Motley Fool Value Factor ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Value Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Value Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Value Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Value Factor ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Value Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Value Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Value Index or the selling of shares of that security is otherwise required upon a reconstitution of the Value Index as addressed in the Index methodology.

Motley Fool Value Factor ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Value Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Value Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Value Fund.

Motley Fool Value Factor ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Value Factor ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Value Fund and the Value Index may differ from each other for a variety of reasons. For example, the Value Fund incurs operating expenses and portfolio transaction costs not incurred by the Value Index. In addition, the Value Fund may not be fully invested in the securities of the Value Index at all times or may hold securities not included in the Value Index.

Motley Fool Value Factor ETF | Value Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Adviser may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Motley Fool Value Factor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Value Fund, and there can be no assurance that the Value Fund will achieve its investment objective.
Motley Fool Value Factor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Value Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Value Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Value Fund.

Motley Fool Enhanced Income ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Income Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Enhanced Income ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Income Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Enhanced Income ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Income Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Income Fund’s investments more than the market as a whole, to the extent that the Income Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Enhanced Income ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Income Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Income Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Income Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Income Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Income Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Income Fund or its service providers may adversely impact and cause financial losses to the Income Fund or its shareholders. Issuers of securities in which the Income Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Enhanced Income ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Income Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Income Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Enhanced Income ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Income Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Income Fund. The Income Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Income Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Income Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Income Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Income Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Income Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Enhanced Income ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Income Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Income Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Income Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Income Index methodology. Moreover, the methodology and the calculation of the Income Index could be subject to errors. If the composition of the Income Index reflects such errors, the Income Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Enhanced Income ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Enhanced Income ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Enhanced Income ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Income Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Enhanced Income ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Income Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Income Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Income Fund.

Motley Fool Enhanced Income ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Income Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Income Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Income Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Enhanced Income ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Income Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Income Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Income Index or the selling of shares of that security is otherwise required upon a reconstitution of the Income Index as addressed in the Index methodology.

Motley Fool Enhanced Income ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Income Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Income Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Enhanced Income ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Enhanced Income ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Income Fund and Income Index may differ from each other for a variety of reasons. For example, the Income Fund incurs operating expenses and portfolio transaction costs not incurred by the Income Index. In addition, the Income Fund may not be fully invested in the securities of the Income Index at all times or may hold securities not included in the Income Index.

Motley Fool Enhanced Income ETF | Dividend-Paying Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Dividend-Paying Stock Risk. While the Income Fund holds stocks of companies directly or through ETFs that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Income Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Income Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Motley Fool Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Income Fund, and there can be no assurance that the Income Fund will achieve its investment objective.
Motley Fool Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Income Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Income Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Income Fund.

Motley Fool International Opportunities ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the International Opportunities Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool International Opportunities ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The International Opportunities Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the International Opportunities Fund’s investments more than the market as a whole, to the extent that the International Opportunities Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool International Opportunities ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the International Opportunities Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the International Opportunities Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the International Opportunities Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The International Opportunities Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the International Opportunities Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the International Opportunities Fund or its service providers may adversely impact and cause financial losses to the International Opportunities Fund or its shareholders. Issuers of securities in which the International Opportunities Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool International Opportunities ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The equity securities held in the International Opportunities Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the International Opportunities Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool International Opportunities ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The International Opportunities Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the International Opportunities Fund. The International Opportunities Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, International Opportunities Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the International Opportunities Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the International Opportunities Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in International Opportunities Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the International Opportunities Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool International Opportunities ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The International Opportunities Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the International Opportunities Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the International Opportunities Fund.

Motley Fool International Opportunities ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The International Opportunities Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the International Opportunities Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The International Opportunities Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool International Opportunities ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The International Opportunities Fund may lend portfolio securities to institutions, such as certain broker-dealers. The International Opportunities Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the International Opportunities Fund.

Motley Fool International Opportunities ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The International Opportunities Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool International Opportunities ETF | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the International Opportunities Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The International Opportunities Fund generally does not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Motley Fool International Opportunities ETF | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. The International Opportunities Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the International Opportunities Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Motley Fool International Opportunities ETF | Foreign Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investments Risk. The International Opportunities Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, less stringent investor protections, unreliable and untimely information about issuers, and political and economic instability. Foreign securities in which the International Opportunities Fund invests may be traded in markets that close before the time that the International Opportunities Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the International Opportunities Fund invests may be listed on foreign exchanges that trade on weekends or other days when the International Opportunities Fund does not calculate its NAV. As a result, the value of the International Opportunities Fund’s holdings may change on days when shareholders are not able to purchase or redeem the International Opportunities Fund’s shares.

Motley Fool International Opportunities ETF | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk. The International Opportunities Fund pursues a quality growth style of investing. Quality growth style investing focuses on companies that appear attractive in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the International Opportunities Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of its investing style the International Opportunities Fund may underperform the market and its peers over short timeframes.

Motley Fool International Opportunities ETF | Emerging Market Countries Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Countries Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the International Opportunities Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. The International Opportunities Fund seeks to invest no more than 20% of its net assets in emerging market countries.

Motley Fool International Opportunities ETF | Small and Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Companies Risk. The International Opportunities Fund may invest in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool International Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the International Opportunities Fund, and there can be no assurance that the International Opportunities Fund will achieve its investment objective.
Motley Fool International Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The International Opportunities Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the International Opportunities Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the International Opportunities Fund.

Motley Fool Large Cap Growth ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Large Cap Growth Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Large Cap Growth ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Large Cap Growth Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Large Cap Growth Fund’s investments more than the market as a whole, to the extent that the Large Cap Growth Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Large Cap Growth ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Large Cap Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Large Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Large Cap Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Large Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Large Cap Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Large Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Large Cap Growth Fund or its shareholders. Issuers of securities in which the Large Cap Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Large Cap Growth ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Large Cap Growth Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Large Cap Growth Fund. The Large Cap Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Large Cap Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Large Cap Growth Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Large Cap Growth Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Large Cap Growth Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Large Cap Growth Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Large Cap Growth ETF | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Investing Risk. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. In addition, growth stocks as a group may fall out of favor and underperform the overall equity market.

Motley Fool Large Cap Growth ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Large Cap Growth Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Large Cap Growth Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Large Cap Growth Fund.

Motley Fool Large Cap Growth ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Large Cap Growth Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Large Cap Growth Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Large Cap Growth Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Large Cap Growth ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Large Cap Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Large Cap Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Large Cap Growth ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Large Cap Growth Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Large Cap Growth ETF | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk. The Large Cap Growth Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Large Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Large Cap Growth Fund will underperform the market and its peers over short time frames.

Motley Fool Large Cap Growth ETF | Large Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Large Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Large Cap Growth Fund, and there can be no assurance that the Large Cap Growth Fund will achieve its investment objective.
Motley Fool Large Cap Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Large Cap Growth Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Large Cap Growth Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Large Cap Growth Fund.

Motley Fool Momentum Factor ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Momentum Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Momentum Factor ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Momentum Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Momentum Factor ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Momentum Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Momentum Fund’s investments more than the market as a whole, to the extent that the Momentum Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Momentum Factor ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Momentum Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Momentum Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Momentum Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Momentum Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Momentum Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Momentum Fund or its service providers may adversely impact and cause financial losses to the Momentum Fund or its shareholders. Issuers of securities in which the Momentum Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Momentum Factor ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Momentum Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Momentum Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Momentum Factor ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Momentum Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Momentum Fund. The Momentum Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Momentum Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Momentum Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Momentum Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Momentum Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Momentum Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Momentum Factor ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Momentum Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Momentum Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Momentum Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Momentum Index methodology. Moreover, the methodology and the calculation of the Momentum Index could be subject to errors. If the composition of the Momentum Index reflects such errors, the Momentum Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Momentum Factor ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Momentum Factor ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Momentum Factor ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Momentum Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Momentum Factor ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Momentum Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Momentum Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Momentum Fund.

Motley Fool Momentum Factor ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Momentum Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Momentum Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Momentum Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Momentum Factor ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Momentum Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Momentum Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Momentum Index or the selling of shares of that security is otherwise required upon a reconstitution of the Momentum Index as addressed in the Index methodology.

Motley Fool Momentum Factor ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Momentum Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Momentum Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Momentum Factor ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Momentum Factor ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Momentum Fund and Momentum Index may differ from each other for a variety of reasons. For example, the Momentum Fund incurs operating expenses and portfolio transaction costs not incurred by the Momentum Index. In addition, the Momentum Fund may not be fully invested in the securities of the Momentum Index at all times or may hold securities not included in the Momentum Index.

Motley Fool Momentum Factor ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Momentum Index, which is adjusted and rebalanced quarterly, the Momentum Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Momentum Factor ETF | Momentum Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Momentum Securities Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole, and their returns may be less than the returns of other styles of investing or the overall stock market. The Momentum Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Momentum Fund may suffer during such period.

Motley Fool Momentum Factor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Momentum Fund, and there can be no assurance that the Momentum Fund will achieve its investment objective.
Motley Fool Momentum Factor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Momentum Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Momentum Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Momentum Fund.

Motley Fool Multi-Factor ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Multi-Factor Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Multi-Factor Fund’s investments more than the market as a whole, to the extent that the Multi-Factor Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Multi-Factor ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Multi-Factor Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Multi-Factor Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Multi-Factor Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Multi-Factor Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Multi-Factor Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Multi-Factor Fund or its service providers may adversely impact and cause financial losses to the Multi-Factor Fund or its shareholders. Issuers of securities in which the Multi-Factor Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Multi-Factor ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Multi-Factor Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Multi-Factor Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Multi-Factor ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Multi-Factor Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Multi-Factor Fund. The Multi-Factor Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Multi-Factor Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Multi-Factor Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Multi-Factor Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Multi-Factor Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Multi-Factor Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Multi-Factor ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Multi-Factor ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Multi-Factor ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Multi-Factor Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Multi-Factor Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Multi-Factor Fund.

Motley Fool Multi-Factor ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Multi-Factor Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Multi-Factor Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Multi-Factor Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Multi-Factor ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Multi-Factor Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Multi-Factor Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Multi-Factor ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Multi-Factor ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The Multi-Factor Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Multi-Factor ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Multi-Factor Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Multi-Factor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Multi-Factor Fund, and there can be no assurance that the Multi-Factor Fund will achieve its investment objective.
Motley Fool Multi-Factor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Multi-Factor Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Multi-Factor Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Multi-Factor Fund.

Motley Fool Smart Volatility Factor ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Smart Volatility Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Smart Volatility Factor ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Smart Volatility Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Smart Volatility Fund’s investments more than the market as a whole, to the extent that the Smart Volatility Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Smart Volatility Factor ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Smart Volatility Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Smart Volatility Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Smart Volatility Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Smart Volatility Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Smart Volatility Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Smart Volatility Fund or its service providers may adversely impact and cause financial losses to the Smart Volatility Fund or its shareholders. Issuers of securities in which the Smart Volatility Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Smart Volatility Factor ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Smart Volatility Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Smart Volatility Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Smart Volatility Factor ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Smart Volatility Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Smart Volatility Fund. The Smart Volatility Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Smart Volatility Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Smart Volatility Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Smart Volatility Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Smart Volatility Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Smart Volatility Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Smart Volatility Factor ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Smart Volatility Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Smart Volatility Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Smart Volatility Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Smart Volatility Index methodology. Moreover, the methodology and the calculation of the Smart Volatility Index could be subject to errors. If the composition of the Smart Volatility Index reflects such errors, the Smart Volatility Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Smart Volatility Factor ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Smart Volatility Factor ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Smart Volatility Factor ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Smart Volatility Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Smart Volatility Factor ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Smart Volatility Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Smart Volatility Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Smart Volatility Fund.

Motley Fool Smart Volatility Factor ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Smart Volatility Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Smart Volatility Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Smart Volatility Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Smart Volatility Factor ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Smart Volatility Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Smart Volatility Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Smart Volatility Index or the selling of shares of that security is otherwise required upon a reconstitution of the Smart Volatility Index as addressed in the Index methodology.

Motley Fool Smart Volatility Factor ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Smart Volatility Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Smart Volatility Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Smart Volatility Factor ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Smart Volatility Factor ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Smart Volatility Fund and Smart Volatility Index may differ from each other for a variety of reasons. For example, the Smart Volatility Fund incurs operating expenses and portfolio transaction costs not incurred by the Smart Volatility Index. In addition, the Smart Volatility Fund may not be fully invested in the securities of the Smart Volatility Index at all times or may hold securities not included in the Smart Volatility Index.

Motley Fool Smart Volatility Factor ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Smart Volatility Index, which is adjusted and rebalanced quarterly, the Smart Volatility Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Smart Volatility Factor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Smart Volatility Fund, and there can be no assurance that the Smart Volatility Fund will achieve its investment objective.
Motley Fool Smart Volatility Factor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Smart Volatility Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Smart Volatility Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Smart Volatility Fund.

Motley Fool 100 Equal Weight ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Fool 100 Equal Weight Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool 100 Equal Weight ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fool 100 Equal Weight Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool 100 Equal Weight ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fool 100 Equal Weight Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fool 100 Equal Weight Fund’s investments more than the market as a whole, to the extent that the Fool 100 Equal Weight Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool 100 Equal Weight ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fool 100 Equal Weight Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fool 100 Equal Weight Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fool 100 Equal Weight Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fool 100 Equal Weight Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fool 100 Equal Weight Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fool 100 Equal Weight Fund or its service providers may adversely impact and cause financial losses to the Fool 100 Equal Weight Fund or its shareholders. Issuers of securities in which the Fool 100 Equal Weight Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool 100 Equal Weight ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Fool 100 Equal Weight Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fool 100 Equal Weight Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool 100 Equal Weight ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fool 100 Equal Weight Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fool 100 Equal Weight Fund. The Fool 100 Equal Weight Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fool 100 Equal Weight Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fool 100 Equal Weight Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fool 100 Equal Weight Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fool 100 Equal Weight Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fool 100 Equal Weight Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool 100 Equal Weight ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Fool 100 Equal Weight Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fool 100 Equal Weight Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Fool 100 Equal Weight Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Fool 100 Equal Weight Index methodology. Moreover, the methodology and the calculation of the Fool 100 Equal Weight Index could be subject to errors. If the composition of the Fool 100 Equal Weight Index reflects such errors, the Fool 100 Equal Weight Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool 100 Equal Weight ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool 100 Equal Weight ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool 100 Equal Weight ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Fool 100 Equal Weight Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool 100 Equal Weight ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fool 100 Equal Weight Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Fool 100 Equal Weight Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fool 100 Equal Weight Fund.

Motley Fool 100 Equal Weight ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fool 100 Equal Weight Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fool 100 Equal Weight Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fool 100 Equal Weight Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool 100 Equal Weight ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Fool 100 Equal Weight Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fool 100 Equal Weight Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Fool 100 Equal Weight Index or the selling of shares of that security is otherwise required upon a reconstitution of the Fool 100 Equal Weight Index as addressed in the Index methodology.

Motley Fool 100 Equal Weight ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fool 100 Equal Weight Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fool 100 Equal Weight Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool 100 Equal Weight ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Fool 100 Equal Weight Fund and Fool 100 Equal Weight Index may differ from each other for a variety of reasons. For example, the Fool 100 Equal Weight Fund incurs operating expenses and portfolio transaction costs not incurred by the Fool 100 Equal Weight Index. In addition, the Fool 100 Equal Weight Fund may not be fully invested in the securities of the Fool 100 Equal Weight Index at all times or may hold securities not included in the Fool 100 Equal Weight Index.

Motley Fool 100 Equal Weight ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Fool 100 Equal Weight Index, which is adjusted and rebalanced quarterly, the Fool 100 Equal Weight Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool 100 Equal Weight ETF | Equal Weighting Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equal Weighting Risk. Equal weight strategies do not apply risk- or conviction-based weights to their holdings and as such may deviate materially from cap-weighted strategies. Additionally, equal weight strategies place more weight on smaller capitalization stocks, which tend to be more vulnerable to adverse developments than larger capitalization stocks.

Motley Fool 100 Equal Weight ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fool 100 Equal Weight Fund, and there can be no assurance that the Fool 100 Equal Weight Fund will achieve its investment objective.
Motley Fool 100 Equal Weight ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fool 100 Equal Weight Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fool 100 Equal Weight Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fool 100 Equal Weight Fund.

Motley Fool Next Equal Weight ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Next Equal Weight Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Next Equal Weight ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Next Equal Weight Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Next Equal Weight ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Next Equal Weight Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Next Equal Weight Fund’s investments more than the market as a whole, to the extent that the Next Equal Weight Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Next Equal Weight ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Next Equal Weight Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Next Equal Weight Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Next Equal Weight Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Next Equal Weight Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Next Equal Weight Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Next Equal Weight Fund or its service providers may adversely impact and cause financial losses to the Next Equal Weight Fund or its shareholders. Issuers of securities in which the Next Equal Weight Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Next Equal Weight ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Next Equal Weight Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Next Equal Weight Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Next Equal Weight ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Next Equal Weight Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Next Equal Weight Fund. The Next Equal Weight Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Next Equal Weight Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Next Equal Weight Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Next Equal Weight Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Next Equal Weight Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Next Equal Weight Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Next Equal Weight ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Next Equal Weight Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Next Equal Weight Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Next Equal Weight Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Next Equal Weight Index methodology. Moreover, the methodology and the calculation of the Next Equal Weight Index could be subject to errors. If the composition of the Next Equal Weight Index reflects such errors, the Next Equal Weight Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Next Equal Weight ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Next Equal Weight ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Next Equal Weight Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Next Equal Weight ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Next Equal Weight Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Next Equal Weight Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Next Equal Weight Fund.

Motley Fool Next Equal Weight ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Next Equal Weight Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Next Equal Weight Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Next Equal Weight Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Next Equal Weight ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Next Equal Weight Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Next Equal Weight Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Next Equal Weight Index or the selling of shares of that security is otherwise required upon a reconstitution of the Next Equal Weight Index as addressed in the Index methodology.

Motley Fool Next Equal Weight ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Next Equal Weight Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Next Equal Weight Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Next Equal Weight ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Next Equal Weight ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Next Equal Weight Fund and Next Equal Weight Index may differ from each other for a variety of reasons. For example, the Next Equal Weight Fund incurs operating expenses and portfolio transaction costs not incurred by the Next Equal Weight Index. In addition, the Next Equal Weight Fund may not be fully invested in the securities of the Next Equal Weight Index at all times or may hold securities not included in the Next Equal Weight Index.

Motley Fool Next Equal Weight ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Next Equal Weight Index, which is adjusted and rebalanced quarterly, the Next Equal Weight Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Next Equal Weight ETF | Equal Weighting Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equal Weighting Risk. Equal weight strategies do not apply risk- or conviction-based weights to their holdings and as such may deviate materially from cap-weighted strategies. Additionally, equal weight strategies place more weight on smaller capitalization stocks, which tend to be more vulnerable to adverse developments than larger capitalization stocks.

Motley Fool Next Equal Weight ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Next Equal Weight Fund, and there can be no assurance that the Next Equal Weight Fund will achieve its investment objective.
Motley Fool Next Equal Weight ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Next Equal Weight Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Next Equal Weight Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Next Equal Weight Fund.

Motley Fool 100 Minimum Volatility ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Fool 100 Minimum Volatility Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool 100 Minimum Volatility ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fool 100 Minimum Volatility Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool 100 Minimum Volatility ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fool 100 Minimum Volatility Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fool 100 Minimum Volatility Fund’s investments more than the market as a whole, to the extent that the Fool 100 Minimum Volatility Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool 100 Minimum Volatility ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fool 100 Minimum Volatility Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fool 100 Minimum Volatility Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fool 100 Minimum Volatility Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fool 100 Minimum Volatility Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fool 100 Minimum Volatility Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fool 100 Minimum Volatility Fund or its service providers may adversely impact and cause financial losses to the Fool 100 Minimum Volatility Fund or its shareholders. Issuers of securities in which the Fool 100 Minimum Volatility Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool 100 Minimum Volatility ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Fool 100 Minimum Volatility Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fool 100 Minimum Volatility Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool 100 Minimum Volatility ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fool 100 Minimum Volatility Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fool 100 Minimum Volatility Fund. The Fool 100 Minimum Volatility Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fool 100 Minimum Volatility Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fool 100 Minimum Volatility Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fool 100 Minimum Volatility Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fool 100 Minimum Volatility Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fool 100 Minimum Volatility Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool 100 Minimum Volatility ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Fool 100 Minimum Volatility Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fool 100 Minimum Volatility Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Fool 100 Minimum Volatility Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Fool 100 Minimum Volatility Index methodology. Moreover, the methodology and the calculation of the Fool 100 Minimum Volatility Index could be subject to errors. If the composition of the Fool 100 Minimum Volatility Index reflects such errors, the Fool 100 Minimum Volatility Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool 100 Minimum Volatility ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool 100 Minimum Volatility ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool 100 Minimum Volatility ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Fool 100 Minimum Volatility Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool 100 Minimum Volatility ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fool 100 Minimum Volatility Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Fool 100 Minimum Volatility Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fool 100 Minimum Volatility Fund.

Motley Fool 100 Minimum Volatility ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fool 100 Minimum Volatility Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fool 100 Minimum Volatility Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fool 100 Minimum Volatility Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool 100 Minimum Volatility ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Fool 100 Minimum Volatility Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fool 100 Minimum Volatility Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Fool 100 Minimum Volatility Index or the selling of shares of that security is otherwise required upon a reconstitution of the Fool 100 Minimum Volatility Index as addressed in the Index methodology.

Motley Fool 100 Minimum Volatility ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fool 100 Minimum Volatility Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fool 100 Minimum Volatility Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool 100 Minimum Volatility ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Fool 100 Minimum Volatility Fund and Fool 100 Minimum Volatility Index may differ from each other for a variety of reasons. For example, the Fool 100 Minimum Volatility Fund incurs operating expenses and portfolio transaction costs not incurred by the Fool 100 Minimum Volatility Index. In addition, the Fool 100 Minimum Volatility Fund may not be fully invested in the securities of the Fool 100 Minimum Volatility Index at all times or may hold securities not included in the Fool 100 Minimum Volatility Index.

Motley Fool 100 Minimum Volatility ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Fool 100 Minimum Volatility Index, which is adjusted and rebalanced quarterly, the Fool 100 Minimum Volatility Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool 100 Minimum Volatility ETF | Managed Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
●	Managed Volatility Risk. Minimum volatility strategies apply risk--based weights to their holdings and as such may deviate materially from cap-weighted strategies.Additionally, minimum volatility strategies place more weight on stocks that are more stable, and therefore subject to the risk of underperformance during periods of rapid market expansion.

Motley Fool 100 Minimum Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fool 100 Minimum Volatility Fund, and there can be no assurance that the Fool 100 Minimum Volatility Fund will achieve its investment objective.
Motley Fool 100 Minimum Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fool 100 Minimum Volatility Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fool 100 Minimum Volatility Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fool 100 Minimum Volatility Fund.

Motley Fool Next Minimum Volatility ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Next Minimum Volatility Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Next Minimum Volatility ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Next Minimum Volatility Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Next Minimum Volatility ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Next Minimum Volatility Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Next Minimum Volatility Fund’s investments more than the market as a whole, to the extent that the Next Minimum Volatility Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Next Minimum Volatility ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Next Minimum Volatility Fund’s assets, Next Minimum Volatility Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Next Minimum Volatility Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Next Minimum Volatility Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Next Minimum Volatility Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Next Minimum Volatility Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Next Minimum Volatility Fund or its service providers may adversely impact and cause financial losses to the Next Minimum Volatility Fund or its shareholders. Issuers of securities in which the Next Minimum Volatility Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Next Minimum Volatility ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Next Minimum Volatility Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Next Minimum Volatility Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Next Minimum Volatility ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Next Minimum Volatility Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Next Minimum Volatility Fund. The Next Minimum Volatility Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Next Minimum Volatility Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Next Minimum Volatility Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Next Minimum Volatility Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Next Minimum Volatility Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Next Minimum Volatility Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Next Minimum Volatility ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Next Minimum Volatility Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Next Minimum Volatility Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Next Minimum Volatility Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Next Minimum Volatility Index methodology. Moreover, the methodology and the calculation of the Next Minimum Volatility Index could be subject to errors. If the composition of the Next Minimum Volatility Index reflects such errors, the Next Minimum Volatility Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Next Minimum Volatility ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Next Minimum Volatility ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Next Minimum Volatility Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Next Minimum Volatility ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Next Minimum Volatility Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Next Minimum Volatility Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Next Minimum Volatility Fund.

Motley Fool Next Minimum Volatility ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Next Minimum Volatility Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Next Minimum Volatility Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Next Minimum Volatility Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Next Minimum Volatility ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Next Minimum Volatility Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Next Minimum Volatility Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Next Minimum Volatility Index or the selling of shares of that security is otherwise required upon a reconstitution of the Next Minimum Volatility Index as addressed in the Index methodology.

Motley Fool Next Minimum Volatility ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Next Minimum Volatility Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Next Minimum Volatility Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Next Minimum Volatility ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Next Minimum Volatility ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Next Minimum Volatility Fund and Next Minimum Volatility Index may differ from each other for a variety of reasons. For example, the Next Minimum Volatility Fund incurs operating expenses and portfolio transaction costs not incurred by the Next Minimum Volatility Index. In addition, the Next Minimum Volatility Fund may not be fully invested in the securities of the Next Minimum Volatility Index at all times or may hold securities not included in the Next Minimum Volatility Index.

Motley Fool Next Minimum Volatility ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Next Minimum Volatility Index, which is adjusted and rebalanced quarterly, the Next Minimum Volatility Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Next Minimum Volatility ETF | Managed Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
●	Managed Volatility Risk. Minimum volatility strategies apply risk--based weights to their holdings and as such may deviate materially from cap-weighted strategies.Additionally, minimum volatility strategies place more weight on stocks that are more stable, and therefore subject to the risk of underperformance during periods of rapid market expansion.

Motley Fool Next Minimum Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Next Minimum Volatility Fund, and there can be no assurance that the Next Minimum Volatility Fund will achieve its investment objective.
Motley Fool Next Minimum Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Next Minimum Volatility Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Next Minimum Volatility Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Next Minimum Volatility Fund.

Motley Fool Rising 100 ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Rising 100 Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Rising 100 ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Rising 100 Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Rising 100 ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Rising 100 Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Rising 100 Fund’s investments more than the market as a whole, to the extent that the Rising 100 Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Rising 100 ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Rising 100 Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Rising 100 Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Rising 100 Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Rising 100 Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Rising 100 Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Rising 100 Fund or its service providers may adversely impact and cause financial losses to the Rising 100 Fund or its shareholders. Issuers of securities in which the Rising 100 Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Rising 100 ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Rising 100 Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Rising 100 Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Rising 100 ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Rising 100 Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Rising 100 Fund. The Rising 100 Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Rising 100 Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Rising 100 Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Rising 100 Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Rising 100 Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Rising 100 Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Rising 100 ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Rising 100 Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Rising 100 Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Rising 100 Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Rising 100 Index methodology. Moreover, the methodology and the calculation of the Rising 100 Index could be subject to errors. If the composition of the Rising 100 Index reflects such errors, the Rising 100 Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Rising 100 ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Rising 100 Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Rising 100 ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Rising 100 Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Rising 100 Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Rising 100 Fund.

Motley Fool Rising 100 ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Rising 100 Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Rising 100 Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Rising 100 Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Rising 100 ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Rising 100 Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Rising 100 Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Rising 100 Index or the selling of shares of that security is otherwise required upon a reconstitution of the Rising 100 Index as addressed in the Index methodology.

Motley Fool Rising 100 ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Rising 100 Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Rising 100 Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Rising 100 ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Rising 100 ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Rising 100 Fund and Rising 100 Index may differ from each other for a variety of reasons. For example, the Rising 100 Fund incurs operating expenses and portfolio transaction costs not incurred by the Rising 100 Index. In addition, the Rising 100 Fund may not be fully invested in the securities of the Rising 100 Index at all times or may hold securities not included in the Rising 100 Index.

Motley Fool Rising 100 ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Rising 100 Index, which is adjusted and rebalanced quarterly, the Rising 100 Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Rising 100 ETF | Micro-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Capitalization Companies Risk. The securities of micro-capitalization companies, which typically have market capitalizations below $250 million, present greater risks than those of small-capitalization companies. Micro-capitalization companies may be in the earliest stages of development, may have extremely limited operating histories, and may depend on niche or unproven products and services. Their securities often trade in very low volumes, which can result in limited liquidity, wider bid-ask spreads, and greater price volatility. Due to their size, these companies are more susceptible to adverse developments such as business setbacks, reduced access to capital markets, changes in market conditions, or unfavorable regulatory developments. Micro-capitalization companies typically provide less public information than larger companies, which can make it more difficult for investors to evaluate their prospects. The combination of these factors can make investments in micro-capitalization companies more speculative and more likely to result in losses.

Motley Fool Rising 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Rising 100 Fund, and there can be no assurance that the Rising 100 Fund will achieve its investment objective.
Motley Fool Rising 100 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Rising 100 Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Rising 100 Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Rising 100 Fund.

Motley Fool Rising 100 Minimum Volatility ETF | Affiliated Index Provider and Shared Personnel Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Index Provider and Shared Personnel Risk. The Fund tracks the Rising 100 Minimum Volatility Index (the “Underlying Index”), which is owned by the Index Provider, an affiliate of the Adviser. The Adviser and the Index Provider share common personnel: who are both portfolio managers of the Fund and also responsible for the design, maintenance, and periodic reconstitution of the Underlying Index. The Underlying Index’s methodology relies on investment signals published in TMF newsletters and TMF analyst’s opinion database (“Publications”). While the portfolio managers do not have influence over the content of these Publications, they are responsible for interpreting the Publications’ signals to determine the specific list of securities (the "Index Constituents") that will comprise the Underlying Index. This process can involve subjective judgment.

Because the portfolio managers determine the Index Constituents, they are in possession of material non-public information regarding Underlying Index changes prior to the public release of the Underlying Index value. There is no "firewall" between the Index Provider and the Fund’s trading desk.

This structure exposes the Fund to the risk that the portfolio managers could interpret the Publications signals to benefit the Fund’s trading execution. For example, the portfolio managers might avoid including a less liquid security recommended by a newsletter because it would be difficult for the Fund to buy, or they might delay a rebalance to assist the Fund's tax management strategies. Such actions could cause the Underlying Index to deviate from the investment thesis of the Publications.

Motley Fool Rising 100 Minimum Volatility ETF | Company and Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics), threatened or actual imposition of tariffs, or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Rising 100 Minimum Volatility Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Rising 100 Minimum Volatility ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Rising 100 Minimum Volatility Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Rising 100 Minimum Volatility Fund’s investments more than the market as a whole, to the extent that the Rising 100 Minimum Volatility Fund invests more heavily in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

Motley Fool Rising 100 Minimum Volatility ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Rising 100 Minimum Volatility Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Rising 100 Minimum Volatility Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Rising 100 Minimum Volatility Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Rising 100 Minimum Volatility Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Rising 100 Minimum Volatility Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Rising 100 Minimum Volatility Fund or its service providers may adversely impact and cause financial losses to the Rising 100 Minimum Volatility Fund or its shareholders. Issuers of securities in which the Rising 100 Minimum Volatility Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Rising 100 Minimum Volatility ETF | Equity Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Rising 100 Minimum Volatility Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Rising 100 Minimum Volatility Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Rising 100 Minimum Volatility ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Rising 100 Minimum Volatility Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Rising 100 Minimum Volatility Fund. The Rising 100 Minimum Volatility Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Rising 100 Minimum Volatility Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Rising 100 Minimum Volatility Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Rising 100 Minimum Volatility Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Rising 100 Minimum Volatility Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Rising 100 Minimum Volatility Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Rising 100 Minimum Volatility ETF | Index Rankings and Methodology Risk
Prospectus [Line Items]
Risk [Text Block]
●	Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Rising 100 Minimum Volatility Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Rising 100 Minimum Volatility Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Rising 100 Minimum Volatility Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Rising 100 Minimum Volatility Index methodology. Moreover, the methodology and the calculation of the Rising 100 Minimum Volatility Index could be subject to errors. If the composition of the Rising 100 Minimum Volatility Index reflects such errors, the Rising 100 Minimum Volatility Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Rising 100 Minimum Volatility ETF | Model Risk
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk. The Rising 100 Minimum Volatility Index utilizes proprietary models based on quantitative analysis to achieve its investment objective. However, there is no guarantee that the Adviser's use of these models will result in effective investment decisions. The performance of investments selected by these models may not align with predictions due to various factors, including the specific factors incorporated, their respective weightings, deviations from historical trends, or issues in the models' construction and implementation.

Motley Fool Rising 100 Minimum Volatility ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Rising 100 Minimum Volatility Fund is a recently organized, non-diversified management investment company with a limited operating history. In addition, there can be no assurance that the Rising 100 Minimum Volatility Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Rising 100 Minimum Volatility Fund.

Motley Fool Rising 100 Minimum Volatility ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Rising 100 Minimum Volatility Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Rising 100 Minimum Volatility Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Rising 100 Minimum Volatility Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Motley Fool Rising 100 Minimum Volatility ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Rising 100 Minimum Volatility Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Rising 100 Minimum Volatility Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Rising 100 Minimum Volatility Index or the selling of shares of that security is otherwise required upon a reconstitution of the Rising 100 Minimum Volatility Index as addressed in the Index methodology.

Motley Fool Rising 100 Minimum Volatility ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Rising 100 Minimum Volatility Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Rising 100 Minimum Volatility Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Rising 100 Minimum Volatility ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Rising 100 Minimum Volatility ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Rising 100 Minimum Volatility Fund and Rising 100 Minimum Volatility Index may differ from each other for a variety of reasons. For example, the Rising 100 Minimum Volatility Fund incurs operating expenses and portfolio transaction costs not incurred by the Rising 100 Minimum Volatility Index. In addition, the Rising 100 Minimum Volatility Fund may not be fully invested in the securities of the Rising 100 Minimum Volatility Index at all times or may hold securities not included in the Rising 100 Minimum Volatility Index.

Motley Fool Rising 100 Minimum Volatility ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. In seeking to replicate the Rising 100 Minimum Volatility Index, which is adjusted and rebalanced quarterly, the Rising 100 Minimum Volatility Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Rising 100 Minimum Volatility ETF | Managed Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
●	Managed Volatility Risk. Minimum volatility strategies apply risk--based weights to their holdings and as such may deviate materially from cap-weighted strategies.Additionally, minimum volatility strategies place more weight on stocks that are more stable, and therefore subject to the risk of underperformance during periods of rapid market expansion.

Motley Fool Rising 100 Minimum Volatility ETF | Micro-Capitalization Companies Risk
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●	Micro-Capitalization Companies Risk. The securities of micro-capitalization companies, which typically have market capitalizations below $250 million, present greater risks than those of small-capitalization companies. Micro-capitalization companies may be in the earliest stages of development, may have extremely limited operating histories, and may depend on niche or unproven products and services. Their securities often trade in very low volumes, which can result in limited liquidity, wider bid-ask spreads, and greater price volatility. Due to their size, these companies are more susceptible to adverse developments such as business setbacks, reduced access to capital markets, changes in market conditions, or unfavorable regulatory developments. Micro-capitalization companies typically provide less public information than larger companies, which can make it more difficult for investors to evaluate their prospects. The combination of these factors can make investments in micro-capitalization companies more speculative and more likely to result in losses.

Motley Fool Rising 100 Minimum Volatility ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Rising 100 Minimum Volatility Fund, and there can be no assurance that the Rising 100 Minimum Volatility Fund will achieve its investment objective.
Motley Fool Rising 100 Minimum Volatility ETF | Risk Nondiversified Status [Member]
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●	Non-Diversification Risk. The Rising 100 Minimum Volatility Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Rising 100 Minimum Volatility Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Rising 100 Minimum Volatility Fund.